Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 48,616	$ 142,128
Accounts receivable (net of allowance for doubtful accounts of $53,533 and $69,693 at December 31, 2021 and December 31, 2020, respectively)	82,455	90,707
Prepaid Expense, Current	9,303	3,859
Other current assets	3,204	2,168
Total current assets	143,578	238,862
Property and equipment, net	139,730	137,174
Operating lease right-of-use assets	256,646	258,227
Goodwill, net	608,811	1,330,085
Trade name and other intangible assets, net	411,696	644,339
Other non-current assets	2,233	1,685
Total assets	1,562,694	2,610,372
Current liabilities:
Accounts payable	15,146	12,148
Accrued expenses and other liabilities	64,584	70,690
Current portion of operating lease liabilities	49,433	52,395
Current portion of long-term debt	8,167	8,167
Total current liabilities	137,330	143,400
Long-term debt, net	543,799	991,418
Redeemable preferred stock	0	163,329
Warrant liability	4,341	0
Contingent common shares liability	45,360	0
Deferred income tax liabilities	67,459	138,547
Operating lease liabilities	250,597	253,990
Other non-current liabilities	2,301	18,571
Total liabilities	1,051,187	1,709,255
Commitments and contingencies (Note 18)
Stockholders' equity:
Preferred stock, $0.0001 par value; 1.0 million shares authorized; none issued and outstanding at December 31, 2021 and December 31, 2020	0	0
Class A common stock, $0.0001 par value; 470.0 million shares authorized; 207.4 million shares issued, 197.4 million shares outstanding at December 31, 2021; 138.9 million shares issued, 128.3 million shares outstanding at December 31, 2020	20	13
Treasury stock, at cost, 0.03 million shares and none at December 31, 2021 and 2020, respectively	(95)	0
Additional paid-in capital	1,351,597	954,728
Accumulated other comprehensive income (loss)	28	(1,907)
Accumulated deficit	(847,132)	(68,804)
Total ATI Physical Therapy, Inc. equity	504,418	884,030
Non-controlling interests	7,089	17,087
Total stockholders' equity	511,507	901,117
Total liabilities and stockholders' equity	$ 1,562,694	$ 2,610,372